Unaudited Condensed Consolidated Interim Statement of Comprehensive Income - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018 [1]	Jul. 31, 2019	Jul. 31, 2018	[2]
Statement of comprehensive income [abstract]
Revenue	£ 126	£ 37,958	£ 375	£ 41,832
Other operating income	4,135	2,699	9,006	6,154
Operating expenses
Research and development	(9,216)	(9,854)	(17,489)	(21,444)
General and administration	(1,204)	(2,327)	(2,859)	(4,655)
Impairment of goodwill and intangible assets	0	(3,986)	0	(3,986)	[3]
Total operating expenses	(10,420)	(16,167)	(20,348)	(30,085)
Operating (loss) / profit	(6,159)	24,490	(10,967)	17,901	[1]
Finance income	0	2,785	2	2,786
Finance costs	(62)	(150)	(123)	(350)
(Loss) / profit before income tax	(6,221)	27,125	(11,088)	20,337	[3]
Income tax	1,062	(491)	1,904	455
(Loss) / profit for the period	(5,159)	26,634	(9,184)	20,792	[4]
Items that may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	18	12	21	19
Total comprehensive (loss) / profit for the period	£ (5,141)	£ 26,646	£ (9,163)	£ 20,811	[4]
Basic and diluted (loss) / earnings per ordinary share from operations (in GBP per share)	£ (0.03)	£ 0.32	£ (0.06)	£ 0.26

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[4]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’